Pension And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jan. 01, 2015	Sep. 09, 2013	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Period in which medicare-eligible retirees received communication of amendment of health coverage benefits	Oct. 31, 2013
Year entity will provide access to retiree health insurance coverage that supplements government-sponsered Medicare through private insurance marketplace				2015
Defined Benefit Measurement Date					December 31
Annualized cash contributions received by the trust/pension				$ 735
Combined net pension and postretirement cost					7,232	(7,390)	10,257
Discount rate in effect for determining net cost		3.50%	5.00%
Increase (decrease) in plan benefit obligations due to change in assumed rates					250
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost					0.50%
Composite rate of compensation increase for determining projected benefit obligation		3.00%		3.00%	3.00%			3.00%
Debt financed shares held By Employee Stock Ownership Plans					0
Deferred compensation expense					121	122	118
Deferred compensation liability included in other noncurrent liabilities		1,156			1,156	1,118		1,156
Benefit cost of the contributory savings plans					654	654	634
December-2014 Lump-Sum Payment Offer [Member]
Defined Benefit Plan Disclosure [Line Items]
Period in which lump sum offer was presented to retirement-eligible employees to receive a one-time opportunity to elect a full lump sum payment of their accrued pension								Dec. 31, 2014
Date at which retirees must accept lump sum payment offer								Mar. 06, 2015
Date at which retirees must have retired to receive lump sum payment								Mar. 31, 2015
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Amendment Description									Pension plan was amended to no longer allow entry from new management employees.
Approximate lump sum value of early retirement offer to be paid in next 12 months		5,741			5,741			5,741
Approximate lump sum value of early retirement offer		45,163			45,163	47,238	45,060	45,163
Special termination benefits					17	255
Voluntary Pension Contribution Department Of Labor Exemption Final Approval Date											Jul. 31, 2014
Pension Contribution Date										Sep. 09, 2013
Net assets available for benefits		54,184			54,184	56,447		54,184
Preferred equity interest in Mobility		9,021			9,021	9,209		9,021		9,104
Estimated Future Pension Contribution Description					The trust is entitled to receive cumulative cash distributions of $560 per annum, which will be distributed quarterly in equal amounts and will be accounted for as contributions.
Annualized cash contributions received by the trust/pension					560
Required contribution to our pension plans										175
Defined benefit plan funded status		90.00%			90.00%			90.00%
Accumulated benefit obligation for pension plans		57,949			57,949	55,077		57,949
Combined net pension and postretirement cost					5,549	(4,669)	5,687
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year				(104)
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year				(64)
Discount rate for determining projected benefit obligation		4.30%			4.30%	5.00%	4.30%	4.30%
Discount rate in effect for determining net cost					4.60%	4.30%	5.30%
Long-term rate of return on plan assets				7.75%	7.75%	7.75%	8.25%
Composite rate of compensation increase for determining projected benefit obligation		3.00%			3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)					3.00%	3.00%	4.00%
AT&T securities held by pension plans (ownership percentage) below stated percentage					0.50%
Pension Benefit [Member] | October-2013 Lump-Sum Payment Offer [Member]
Defined Benefit Plan Disclosure [Line Items]
Period in which lump sum offer was presented to retirement-eligible employees to receive a one-time opportunity to elect a full lump sum payment of their accrued pension	Oct. 31, 2013
Date at which retirees must have retired to receive lump sum payment	Dec. 30, 2013
Lump Sum offer discount rate determination period	Aug. 31, 2012
Approximate lump sum value of early retirement offer						2,700
Early retirement lump sum payment					2,700
Special termination benefits					15	250
Pension Benefit [Member] | Tax Year 2014 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Pension Contribution				175
Pension Benefit [Member] | Tax Year 2015 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future pension contribution after next fiscal year												175
Pension Benefit [Member] | Tax Year 2016 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future pension contribution after next fiscal year													175
Pension Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year					(0.70%)	0.70%
Increase (decrease) in plan benefit obligations due to change in assumed rates					4,854	(4,533)
Pension Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					1,442	1,986
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Approximate lump sum value of early retirement offer to be paid in next 12 months		2,134			2,134			2,134
Approximate lump sum value of early retirement offer		7,846			7,846	8,960	9,295	7,846
Special termination benefits					0	1
Combined net pension and postretirement cost					1,683	(2,721)	4,570
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year				(1,274)
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year				(790)
Discount rate for determining projected benefit obligation		4.20%			4.20%	5.00%	4.30%	4.20%
Discount rate in effect for determining net cost					5.00%	4.30%	5.30%
Long-term rate of return on plan assets				5.75%	7.75%	7.75%	8.25%
Composite rate of compensation increase for determining projected benefit obligation		3.00%			3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)					3.00%	3.00%	4.00%
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage					0.50%
Postretirement Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year					(0.80%)	0.70%
Increase (decrease) in plan benefit obligations due to change in assumed rates					2,786	(3,161)
Postretirement Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					53	679
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost					358	4	356
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year				1
Discount rate in effect for determining net cost					4.10%	5.00%
Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost				2.50%
Dental Claims [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost				3.00%
Health Care Plan Provisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates					$ (424)
Estimated annual growth rate for health care cost				4.50%	5.00%
Estimated annual health care cost trend rate for prior and current year				4.50%	5.00%
Prescription Drug Cost - Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost				4.50%
Estimated annual health care cost trend rate for prior and current year				4.50%
Prescription Drug Cost - non-Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost														4.50%
Estimated annual health care cost trend rate for prior and current year				6.00%